COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Operating Leases. We lease various office space to support our operations and have determined that our leases are operating leases. Total rent expense related to operating leases, which is recognized in general and administrative expenses, was as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Total rent expense	$227	$137

Legal Proceedings. Although we may, from time to time, be involved in litigation and claims arising out of our operations in the normal course of business, except as described below, we are not currently a party to any significant legal or governmental proceedings.  In addition, we are not aware of any significant legal or governmental proceedings contemplated to be brought against us, under the various environmental protection statutes to which we are subject.
In August 2012, four former DFW Midstream employees (the "Plaintiffs") who, by virtue of their Class B membership in DFW Midstream Management LLC ("DFW Management"), collectively owned an aggregate 4.1% vested net profits interests in DFW Midstream, filed a claim in the Court of Chancery of the State of Delaware against Summit Investments, Summit Holdings, DFW Midstream and DFW Management (collectively, the "Defendants") seeking dissolution and wind-up of DFW Midstream and DFW Management or, in the alternative, a repurchase of the Plaintiffs' net profits interests. The Plaintiffs also sought other unspecified monetary damages, including attorneys' fees and costs. The complaint alleged that the Defendants breached (i) the DFW Midstream limited liability company agreement; (ii) compensatory arrangements with each Plaintiff; (iii) the implied covenant of good faith and fair dealing; and (iv) in the case of Summit Investments and Summit Holdings, their alleged fiduciary duties to the Plaintiffs. The complaint further alleged that the Defendants acted fraudulently with respect to the Plaintiffs. In September 2012, the Defendants filed a motion to dismiss all of Plaintiffs’ claims in this matter.  The court heard oral arguments on the motion to dismiss in December 2012, and Defendants' motion to dismiss was granted in March 2013. The Plaintiffs filed a notice of appeal to the Supreme Court of Delaware on April 24, 2013. On April 30, 2013, the Plaintiffs voluntarily dismissed their appeal.